Retirement Plans (Net Periodic Pension Expense For Qualified And Nonqualified U.S. Defined Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 121.0		$ 116.0		$ 120.0
Interest cost	544.0		541.0		537.0
Expected return on plan assets	(713.0)		(631.0)		(634.0)
Actuarial loss / (gain)	212.0		174.0		160.0
Amortization of prior service cost	31.0		31.0		30.0
Curtailment gain	0		0		0
Settlement gain	0		0		0
Net periodic pension expense	195.0	[1]	231.0	[1]	213.0	[1]
Special termination benefits					83.2
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.0		3.0		4.0
Interest cost	12.0		12.0		12.0
Expected return on plan assets	(12.0)		(11.0)		(10.0)
Actuarial loss / (gain)	0		0		(2.0)
Amortization of prior service cost	0		0		0
Curtailment gain	0		(2.0)		(1.0)
Settlement gain	(1.0)		(2.0)		0
Net periodic pension expense	$ 1.0	[1]	$ 0	[1]	$ 3.0	[1]

[1]	Excludes $83.2 million in 2009 of termination benefits, in connection with cost reduction programs and facility rationalizations, that were recorded in Restructuring and other charges in the consolidated statement of operations.